Note 2 - Summary of Significant Accounting Policies - Assumptions Used to Estimate the Fair Value of the Forward Liability (Details)	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Discount for Lack of Marketability [Member] | Valuation Technique, Discounted Cash Flow [Member]
Forward contract	10	10
Measurement Input, Price Volatility [Member] | Valuation Technique, Discounted Cash Flow [Member]
Forward contract	85	80
Measurement Input, Weighted Average Cost of Capital [Member] | Valuation Technique, Discounted Cash Flow [Member]
Forward contract	14.5	15.3
Measurement Input, Probability of Achieving Contingent Target [Member] | Valuation Technique, Probability-based Valuation Approach [Member]
Forward contract	90	100